RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 item		Jun. 30, 2014	May 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Interest receivable	$ 267				$ 422
Amount receivable from related parties	1,612
Beijing AirMedia Jiaming Film & TV Culture Co., Ltd. (Formerly Beijing Youtong Hezhong Advertising Media Co., Ltd.) ("AM Jiaming") [Member]
Related Party Transaction [Line Items]
Interest receivable	15
Amount receivable from related parties	1,612	[1]	806	806		[1]	[1]
Loan receivable, interest rate			6.00%	6.00%
Number of loans receivable from related party	2
The number of days in which the loan will due after the issuance of a written notice from the Group	5
Prepayment of Loan Receivable from Related Party	$ 0
Dingsheng Ruizhi (Beijing) Investment Consulting Co. Ltd. ("Dingsheng Ruizhi") [Member]
Related Party Transaction [Line Items]
Percentage of economic ownership to be sold	20.00%
Beijing Dayun Culture Communication Co. Ltd ("Dayun Culture") [Member]
Related Party Transaction [Line Items]
Percentage of economic ownership to be sold	20.00%

[1]	In May 2014 and June 2014, the Group provide two loans to AM Jiaming, with amount of $806 and $806, respectively, at an annual interest rate equal to the bank lending rate over the same period, i.e. 6% for 2014. The loans will be due five days after the issuance of a written notice from the Group. No prepayment was received from AM Jiaming as of December 31, 2014.